EARNINGS PER SHARE (Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation	552,001	13,600	1,100,580
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation			(211,548)
Preferred shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation		(12,905,312)	(11,623,104)
Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from diluted earnings per share calculation		52,020